Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments And Risk Management
Schedule of unobservable inputs in fair value measurement within Level 3

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2021
Cash and cash equivalents	7,681	—	7,681	—	—	—	—
Financial assets at FVTPL	27,453	—	27,453	27,453			27,453
Other receivables*	333	—	333	—	—	—	—
Trade payables	—	(1,029)	(1,029)	—	—	—	—
Tradeable warrants	—	(15,271)	(15,271)	(15,271)	—	—	(15,271)
Other payables**	—	(1,687)	(1,687)	—	—	—	—
	35,467	(17,987)	17,480	12,182	—	—	12,182

	Carrying amount			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2020
Cash and cash equivalents	58,007	—	58,007	—	—	—	—
Other receivables*	—	—	—	—	—	—	—
Trade payables	—	(1,777)	(1,777)	—	—	—	—
Tradeable warrants	—	(36,273)	(36,273)	(36,273)	—	—	(36,273)
Non-tradeable warrants	—	(16,659)	(16,659)	—	—	(16,659)	(16,659)
Other payables**	—	(349)	(349)	—	—	—	—
	58,007	(55,058)	2,949	(36,273)	—	(16,659)	(52,932)

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of Credit risk rating

	2021	2020
Credit risk rating
Aa2	—	100%
B2	68%	—
BBB+	29%	—
Not assigned	3%	—
	100%	100%

Schedule of expected contractual maturities

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
	€’000	€’000	€’000	€’000	€’000	€’000
December 31, 2021
Derivative financial instruments - warrants	15,271	—	15,271	—	—	—
Trade payables	1,029	1,029	1,029
Other payables*	1,687	1,687	1,687	—	—	—
Lease liabilities	800	910	408	105	163	233
Loan advanced (Note 12)	—	1,371	1,371
Total	18,787	4,997	19,766	105	163	233

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
	€’000	€’000	€’000	€’000	€’000	€’000
December 31, 2020
Derivative financial instruments - warrants	52,932	—	52,932	—	—	—
Trade payables	1,777	1,777	1,777
Other payables	349	349	349	—	—	—
Total	55,058	2,126	55,058	—	—	—

*	Employment taxes have been excluded as these are statutory liabilities.

Schedule of significant exchange rates

	Average rate		Period-end spot rate
	2021	2020	2021	2020
Euro
AUD	1.5747	1.6554	1.5615	1.5896
USD	1.1795	1.1413	1.1326	1.2271

Schedule of possible strengthening of the euro

	2021	2020
	€’000	€’000
USD (10 percent strengthening of the euro)	761	918